Partners' Capital - Distributions to Unitholders (Table) (Details) - $ / shares	8 Months Ended	16 Months Ended
	Aug. 20, 2014	Dec. 31, 2015
Minimum Quarterly Distribution | Common Unitholders
Marginal percentage interest in distributions	98.00%	98.00%
Minimum Quarterly Distribution | General Partner
Marginal percentage interest in distributions	2.00%	2.00%
First Target Distribution | Common Unitholders
Marginal percentage interest in distributions	98.00%	98.00%
First Target Distribution | General Partner
Marginal percentage interest in distributions	2.00%	2.00%
Second Target Distribution | Common Unitholders
Marginal percentage interest in distributions	85.00%	85.00%
Second Target Distribution | General Partner
Marginal percentage interest in distributions	15.00%	15.00%
Third Target Distribution | Common Unitholders
Marginal percentage interest in distributions	75.00%	75.00%
Third Target Distribution | General Partner
Marginal percentage interest in distributions	25.00%	25.00%
Thereafter | Common Unitholders
Marginal percentage interest in distributions	50.00%	65.00%
Thereafter | General Partner
Marginal percentage interest in distributions	50.00%	35.00%
Maximum | First Target Distribution | Total Quarterly Distribution Target Amount per Unit
Distribution target amount per unit	$ 0.4313	$ 0.2425
Maximum | Second Target Distribution | Total Quarterly Distribution Target Amount per Unit
Distribution target amount per unit	0.4688	0.2675
Maximum | Third Target Distribution | Total Quarterly Distribution Target Amount per Unit
Distribution target amount per unit	0.5625	0.2925
Minimum | Minimum Quarterly Distribution | Total Quarterly Distribution Target Amount per Unit
Distribution target amount per unit	0.375	0.2325
Minimum | Second Target Distribution | Total Quarterly Distribution Target Amount per Unit
Distribution target amount per unit	0.4313	0.2425
Minimum | Third Target Distribution | Total Quarterly Distribution Target Amount per Unit
Distribution target amount per unit	0.4688	0.2675
Minimum | Thereafter | Total Quarterly Distribution Target Amount per Unit
Distribution target amount per unit	$ 0.5625	$ 0.2925